Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

	As of December 31,
	2023	2024
	RMB	RMB

Short-term bank borrowings	19,500,000	50,500,000

	As of December 31,
	2023	2024
	RMB	RMB

Long-term bank borrowings	7,512,629	5,256,098
Less: Current portion of long-term bank borrowings	(1,993,168)	(792,548)

Long-term borrowings, excluding current portion	5,519,461	4,463,550

Short-term bank borrowings

In March 2023, the Company entered into a one-year loan agreement with Bank of Beijing for general working capital purposes, with total principal amount of RMB6,000,000 and would mature in March 2024, bearing an interest rate of 3.65% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and a subsidiary of the Company. As of December 31, 2023, the outstanding amount was RMB6,000,000. The borrowing was fully repaid in March 2024.

In July 2023, the Company entered into a one-year loan agreement with CNCB for general working capital purposes, with total principal amount of RMB7,000,000 and would mature in July 2024, bearing an interest rate of 4.35% per annum. This facility was guaranteed by Ms. Wang Xiaoxiao. As of December 31, 2023, the outstanding amount was RMB7,000,000. The borrowing was fully repaid in July 2024.

In September 2023, Yuli entered into a one-year loan agreements with Zhejiang Tailong Commercial Bank (“Tailong Bank”), with total principal amount of RMB3,000,000 and would mature in September 2024, bearing an interest rate of 4.0% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi, Mr. Lin Jianfeng, Ms. Shen Zhouzhou and Mr. Guo Yujie. As of December 31, 2023, the outstanding amount was RMB3,000,000. The borrowing was fully repaid in September 2024.

In November 2023, Yuli entered into a one-year credit facility agreement with BOC, which allows the Company to draw borrowings up to RMB2.0 million for general working capital purposes. RMB2,000,000 was drawn down from this facility in December 2023 and would mature in December 2024, which bore an interest rate of 3.05% per annum. The facility was guaranteed by Ms. Chen di, Mr. Zhang Yi. and pledged by the real estate of Mr. Zhang Yi. As of December 31, 2023, the outstanding amount was RMB2,000,000. The borrowing was fully repaid in December 2024.

In December 2023, Yuli entered into three one-year loan agreements with ICBC, with total principal amount of RMB1,500,000 and would mature in December 2024, bearing an interest rate of 4.05% per annum. As of December 31, 2023, the outstanding amount was RMB1,500,000. The borrowing was fully repaid in December 2024.

In January 2024, the Company entered into a one-year credit facility agreement with China Merchants Bank, which allows the Company to draw borrowings up to RMB10.0 million for general working capital purposes. RMB5.0 million was drawn down from this facility in February 2024 and would mature in February 2025, which bore an interest rate of 3.41% per annum. This facility was guaranteed by Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs. The borrowing was fully repaid in May 2024.

In March 2024, Yunmao entered into a one-year loan agreements with Hangzhou United Bank, with total principal amount of RMB5,000,000 and would mature in March 2025, bearing an interest rate of 4.0% per annum. This facility was guaranteed by the Company. The borrowing was fully repaid in March 2025.

In April 2024, the Company entered into a one-year loan agreement with Bank of Beijing for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in January 2025, bearing an interest rate of 3.5% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and a subsidiary of the Company. The borrowing was fully repaid in January 2025.

In May 2024, the Company entered into a one-year loan agreement with Bank of Shanghai for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in May 2025, bearing an interest rate of 3.7% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs. As of December 31, 2024, the outstanding amount was RMB10,000,000.

In June 2024, the Company entered into a one-year loan agreement with CIB for general working capital purposes, with total principal amount of RMB10,000,000 and would mature in June 2025, bearing an interest rate of 3.15% per annum. This facility was guaranteed by Ms. Norma Ka Yin Chu. As of December 31, 2024, the outstanding amount was RMB10,000,000.

In September 2024, Yuli entered into a one-year loan agreements with Zhejiang Tailong Commercial Bank (“Tailong Bank”), with total principal amount of RMB3,000,000 and would mature in October 2025, bearing an interest rate of 4.8% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi, Mr. Lin Jianfeng, Ms. Shen Zhouzhou and Mr. Guo Yujie. As of December 31, 2024, the outstanding amount was RMB3,000,000.

In September 2024, Lishang entered into a one-year loan agreements with BOC, with total principal amount of RMB3,500,000 and would mature in September 2025, bearing an interest rate of 3.4% per annum. This facility was guaranteed by Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs . As of December 31, 2024, the outstanding amount was RMB3,500,000.

In November 2024, Yuli entered into a one-year loan agreements with ICBC, with total principal amount of RMB1,500,000 and would mature in November 2025, bearing an interest rate of 3.1% per annum. As of December 31, 2024, the outstanding amount was RMB1,500,000.

In December 2024, Yuli entered into a one-year loan agreements with BOC, with total principal amount of RMB1,500,000 and would mature in December 2025, bearing an interest rate of 3.1% per annum. This facility was guaranteed by Ms. Chen di, Mr. Zhang Yi and Mr. Guo Yujie. As of December 31, 2024, the outstanding amount was RMB1,500,000.

The weighted average interest rate for short-term borrowings as of December 31, 2023 and 2024 were approximately 4.3% and 3.7%, respectively.

Long-term bank borrowings

In June 2021, the Company entered into an eight-year term facility with BOC, which allows the Company to draw borrowings up to HK$2.0 million for general working capital purposes. HK$2.0 million was drawn from this facility in June 2021 and would mature in June 2029, at an interest rate of 2.75% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 84 equal monthly instalments, commencing 13 months after the drawdown date. This facility was guaranteed by Mr. Samuel Derk Shuen Lim. HK$260,081 (equivalent to RMB233,969) was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$273,036 (equivalent to RMB247,425) was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was HK$1,358,938 (equivalent to RMB1,231,470). HK$274,485 (equivalent to RMB254,173) was repaid in 2024. As of December 31, 2024, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$274,485 (equivalent to RMB254,173) was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was HK$1,083,004 (equivalent to RMB1,002,862).

In September 2022, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB300,000 and would mature in September 2024, bearing an interest rate of 17.82% per annum. This loan was guaranteed by Mr. Ding Lichun. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB150,000 and RMB112,500 were repaid in 2023 and 2024, respectively. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB112,500 was classified as “current portion of long- term bank borrowings” on the consolidated balance sheets and the remaining outstanding long-term bank borrowings and interest balance was nil. As of December 31, 2024, the borrowing was fully repaid and the remaining outstanding long-term bank borrowings balance was nil.

In October 2022, RMB70,000 was drawn from the July 2022 credit facility agreement facility and would mature in October 2024, and the outstanding principal thereon of this facility shall be repaid by 24 equal monthly instalments. RMB35,000 and RMB29,167 was repaid in 2023 and 2024, respectively. As of December 31, 2023, balance of RMB29,167 repayable within the next twelve months was classified as “current portion of long-term bank borrowings” and the remaining outstanding long-term bank borrowings balance was nil. As of December 31, 2024, the borrowing was fully repaid and the remaining outstanding long-term bank borrowings balance was nil.

From October to December 2022, the Company entered into a number of two-year loan agreements with WeBank for general working capital purposes, with total principal amount of RMB170,062 and would mature from October to December 2024, bearing an interest rate of 12.96% - 17.82% per annum. The loans were guaranteed by Ms. Wang Xiaoxiao. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB85,031 and RMB76,694 were repaid in 2023 and 2024, respectively. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB76,694 were classified as “current portion of long-term bank borrowings” on the consolidated balance sheets and the remaining outstanding long-term bank borrowings balance was nil. As of December 31, 2024, the borrowing was fully repaid and the remaining outstanding long-term bank borrowings balance was nil.

In June 2023, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB330,000 and would mature in June 2025, bearing an interest rate of 9.72% per annum. This loan was guaranteed by Mr. Ding Lichun. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB47,143 and RMB188,571 were repaid in 2023 and 2024. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB188,571 was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The remaining outstanding long-term bank borrowings and interest balance was RMB94,286. As of December 31, 2024, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB94,286 was classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The remaining outstanding long-term bank borrowings and interest balance was nil.

In July 2023, the Company entered into a two-year loan agreement with WeBank for general working capital purposes, with total principal amount of RMB1,200,000 and would mature in July 2025, bearing an interest rate of 12.24% per annum. The outstanding principal thereon of this loan shall be repaid by 24 equal monthly instalments. RMB114,286 was repaid in 2023. As of December 31, 2023, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB685,715 was classified as “current portion of long- term bank borrowings” on the consolidated balance sheets. The remaining outstanding long- term bank borrowings and interest balance was RMB399,999. As of December 31, 2024, the borrowing was fully repaid and the remaining outstanding long-term bank borrowings balance was nil.

In September 2023, the Company entered into a ten-year term facility with Nanyang Commercial Bank (“NCB”), which allows the Company to draw borrowings up to HK$4,550,000 for general working capital purposes. HK$4,550,000 (equivalent to RMB4,123,210 as of December 31, 2023) was drawn from this facility in October 2023 and would mature in October 2033, at an interest rate of 3.625% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 120 equal monthly instalments, commencing 1 months after the drawdown date. This facility was guaranteed by Mr. Samuel Derk Shuen Lim, Mr. Lin Kai Hang, Mr. Sio Ieng Kit, Mr. Tang Wai Cheung and Ms. Norma Ka Yin Chu for each guaranteed amount of HK$4,550,000. HK$63,048 (equivalent to RMB57,613) and HK$387,514 (equivalent to RMB358,838) was repaid in 2023and 2024. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$386,413 (equivalent to RMB350,168) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long- term bank borrowings balance was HK$4,100,539 (equivalent to RMB3,715,908). As of December 31, 2024, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of HK$387,514 (equivalent to RMB358,838) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long- term bank borrowings balance was HK$3,711,924 (equivalent to RMB3,437,242).

In September 2014, Cook SF entered into a five-year term facility with Beneficial State Bank (“BSB”), which allows the Company to draw borrowings up to US$100,000 for business purposes. In March 2020, the facility was extended to December 3, 2025 and allows the Company to draw borrowings up to US$199,547 for business purposes, at an interest rate of 4% per annum, and the outstanding principal and interest accrued thereon of this facility shall be repaid by 60 equal monthly instalments since April 12, 2020. This facility was guaranteed by Ms. Nona Lim and Mr. Derek Kennedy. As of July 1, 2023 (the acquisition date), US$125,051 (equivalent to RMB871,518) was repaid, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of US$41,911 (equivalent to RMB302,838) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was US$32,585 (equivalent to RMB235,451). US$20,741 (equivalent to RMB146,112) was repaid in the second half of 2023. As of December 31, 2023, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of US$42,770 (equivalent to RMB302,928) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets, the remaining outstanding long-term bank borrowings balance was US$10,984 (equivalent to RMB77,798). As of December 31, 2024, the outstanding long-term bank borrowings balance repayable within the next twelve months amount of US$9,881 (equivalent to RMB71,029) was classified as “current portion of long-term bank borrowings” on consolidated balance sheets. The remaining outstanding long-term bank borrowings balance was nil.

In December 2024, the Company entered into a number of three-year loan agreements with WeBank for general working capital purposes, with total principal amount of RMB38,087 and would mature in December 2027, bearing an interest rate of 22.27% - 32% per annum. The loans were guaranteed by Ms. Wang Xiaoxiao. The outstanding principal thereon of this loan shall be repaid by 36 equal monthly instalments. RMB417 was repaid in 2024. As of December 31, 2024, the outstanding long-term bank borrowings and interest balance repayable within the next twelve months amounted to RMB14,223 were classified as “current portion of long-term bank borrowings” on the consolidated balance sheets. The remaining outstanding long-term bank borrowings and interest balance was RMB23,447 as of December 31, 2024.

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2024 are as follows:

For the Years Ending December 31,	RMB

2025	792,548
2026	624,734
2027	624,734
2028	613,011
2029	487,825
2030 and thereafter	2,113,246
Total	5,256,098